Other Current Assets, Net - Schedule of Other Current Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Current Assets [Abstract]
Deposit		$ 5,557
Other current assets		6,829,212
Less: allowance for doubtful accounts
Subtotal		6,834,769
Less: Prepayment and other current assets, net - discontinued operations
Prepayment and other current assets, net		$ 6,834,769